RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
The Plan holds common shares of RTX, the Plan sponsor, and these qualify as exempt party-in-interest transactions. The total value of the Plan's interest in the RTX Stock Fund was $22,628,626 and $14,780,221 at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, the Plan purchased shares of RTX common stock in the amount of $3,455,249, sold shares of RTX common stock in the amount of $4,068,849, and had net appreciation in the fair value of the RTX common stock in the amount of $8,428,239, including dividend income of $331,667.
In addition, certain of the Plan’s investment options are managed by State Street Investment Management (formerly known as State Street Global Advisors), an affiliate of the Custodian. Transactions in such investments qualify as exempt party-in-interest transactions. Notes receivable from participants transactions also qualify as exempt party-in-interest transactions.